Deferred Flow-Through Share Premium (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about deferred flow-through share premium [Table Text Block]
Balance – September 1, 2016	$96,617
Increase relating to flow-through common shares issued (note 12b)	270,318
Decrease relating to CEE incurred	(317,468)

Balance – August 31, 2017	49,467
Increase relating to flow-through common shares issued (note 12b)	220,922
Decrease relating to CEE incurred	(218,232)

Balance – August 31, 2018	$52,157